Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended							201 Months Ended	207 Months Ended
	Feb. 01, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 1999	Jul. 31, 2012	Jan. 31, 2013
Common stock issued as employee compensation			$ 0	$ 11,783	$ 130,544	$ 100,999	$ 101,002					$ 4,011,938	$ 4,011,938
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			27,373		47,360							47,360	27,373
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	8 months 9 days	11 months 9 days	3 years 8 months 16 days		1 year 2 months 4 days
Issuance of stock options in exchange for services rendered					692,010	787,226	107,744	11,000	171,360	157,387	92,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						5 years	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						10100.00%	10400.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments						0	0
Risk-Free Interest Rate						0.013%	0.14%
Options Outstanding			10,453,155		10,979,634	7,340,182	7,465,638	5,067,138				10,979,634	10,453,155
Stock Option [Member]
Share-based Compensation					602,384	936,465	1,765,381
Common Stock [Member]
Share-based Compensation					$ 130,544	$ 100,999	$ 104,738
Options Held [Member]
Stock price at period end date						$ 0.282
Warrant [Member]
Stock price at period end date			$ 0.045		$ 0.093	$ 0.13	$ 0.4					$ 0.093	$ 0.045
Stock Option Plan 2000 [Member]
Common Stock, Capital Shares Reserved for Future Issuance					2,000,000							2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,000,000							2,000,000
Stock Option Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance			4,555,222		12,000,000							12,000,000	4,555,222
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					4,124,444							4,124,444
Stock Option Plan 2006 [Member]
Common Stock, Capital Shares Reserved for Future Issuance			8,122,456		30,000,000			10,000,000				30,000,000	8,122,456
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					8,521,489							8,521,489